Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,436,313.31
Previously Paid Amount	0.00
Total Fee Amount	6,689.05
Total Offset Amount	0.00
Net Fee	$ 6,689.05
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A